Noncurrent Assets Held for Sale	12 Months Ended
Dec. 31, 2017
Noncurrent Assets Held for Sale

9. NONCURRENT ASSETS HELD FOR SALE

	December 31
	2016	2017
	US$	US$
Assets held for sale	3,363	—

	3,363	—

The Company vacated from an office building located in Shanghai, China and in 2016 took action to sell the property. The sale plan met all of the held-for-sale criteria in accordance with ASC 360—Property, Plant and Equipment and the asset was reclassified accordingly. In 2017, the Company sold the property to a non-affiliated third party and recognized a gain from disposal of US$1,880 thousand.